THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
June 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.1%

	Shares	Value

BUSINESS SERVICES — 6.9%
IHS Markit Ltd	2,058,921	$231,958,040
Visa Inc., Cl A (A)	8,405,354	1,965,339,872

		2,197,297,912

COMMUNICATION SERVICES — 18.7%
Facebook Inc., Cl A*	4,520,724	1,571,900,942
Match Group Inc.* (A)	7,307,633	1,178,355,821
Netflix Inc.*	2,345,524	1,238,929,232
Snap Inc., Cl A*	29,545,652	2,013,240,728

		6,002,426,723

CONSUMER STAPLES — 3.6%
The Estée Lauder Companies Inc., Cl A	3,673,516	1,168,471,969

CONSUMER DISCRETIONARY — 10.7%
Amazon.com Inc.*	333,771	1,148,225,643
Chipotle Mexican Grill Inc., Cl A*	683,969	1,060,384,500
Nike Inc., Cl B	7,921,324	1,223,765,345

		3,432,375,488

FINANCIALS — 7.2%
CME Group Inc., Cl A	5,121,503	1,089,241,258
S&P Global Inc.	2,974,630	1,220,936,884

		2,310,178,142

HEALTH CARE — 17.6%
Align Technology Inc.*	2,425,596	1,482,039,156
Danaher Corp	4,406,221	1,182,453,467
Illumina Inc.*	3,326,280	1,574,028,959
Intuitive Surgical Inc.*	1,535,101	1,411,740,284

		5,650,261,866

INFORMATION TECHNOLOGY — 25.8%
Adobe Inc.*	2,618,677	1,533,601,998
Intuit Inc.	3,276,933	1,606,254,249
Microsoft Corp	5,003,184	1,355,362,545
NVIDIA Corp	2,399,202	1,919,601,520

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
June 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
PayPal Holdings Inc.*	6,384,785	$1,861,037,132

		8,275,857,444

REAL ESTATE — 7.6%
American Tower Corp., Cl A‡	4,992,829	1,348,762,826
Equinix Inc.‡	1,359,742	1,091,328,929

		2,440,091,755

TOTAL COMMON STOCK
(Cost $13,159,186,988)		31,476,961,299

SHORT-TERM INVESTMENT — 1.9%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 0.010% (B) (Cost $604,215,188)	604,215,188	604,215,188

TOTAL INVESTMENTS — 100.0% (Cost $13,763,402,176)		$32,081,176,487

Percentages are based on Net Assets of $32,094,992,280.
*	Non-income producing security.
‡	Real Estate Investment Trust (REIT)
(A)	This security or a partial position of this security is on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $1,017,983,898.
(B)	The rate reported is the 7-day effective yield as of June 30, 2021.

Cl — Class

Ltd. — Limited

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
June 30, 2021 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-3200

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